Related Parties — Transactions and Balances	6 Months Ended
Jun. 30, 2023
Related Parties Transactions and Balances [Abstract]
RELATED PARTIES — TRANSACTIONS AND BALANCES

NOTE 6 — RELATED PARTIES — TRANSACTIONS AND BALANCES

a.	Transactions with interested and related parties:

	Six months ended June 30,
	2023	2022
	U.S. dollars in thousands
Labor cost and related expenses	133	66
Directors’ fees	158	-
Inventory storage (included in cost of sale) (a1)	313	-
Consulting fees (a1)	95	-
Other income (a2)	(158)	-
Revenue Sharing Payment (a3)	19	-
Interest expenses on loans from related parties and shareholders	-	311
	560	377

(a1) On October 26, 2022, the Company and Pure Capital Ltd. (“Pure Capital”) entered into a consulting agreement (the “Pure Capital Consulting Agreement”), pursuant to which Pure Capital will provide consultancy services to the Company for a monthly fee of NIS 57.75 thousand (approximately $16 thousand). Pursuant to the Pure Capital Consulting Agreement, Pure Capital is also entitled during the term of the consulting agreement to the following payments: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, whether or not currently outstanding, and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the Chief Executive Officer and Chairman of the Board based on agreement with Pure Capital. In March 2023, the Company paid to Pure Capital $352 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the investments in Fort and SciSparc. Additionally, on October 26, 2022, the Company and Pure NJ Logistics LLC, a company wholly-owned by Pure Capital and a director of the Company, entered into a warehouse lease agreement located in the U.S.

(a2) On March 22, 2023, the Company entered into the SciSparc Consulting Agreement, pursuant to which the Company will provide management services to Wellution for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus in the amount of $51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. The consultancy services fees paid according to the SciSparc Consulting Agreement are -included in other income.

(a3) Comprised of $11 thousand to Medigus Ltd. (“Medigus”) and $8 thousand to Pure Capital.

b.	Balances with interested and related parties:

	Period ended
	June 30, 2023	December 31, 2022
	U.S. dollars in thousands
ASSETS:
Advances to suppliers	-	228
Wellution (included in other receivables) (a2)	158	-
	158	228
LIABILITIES:
Medigus (included in related party liability)	30	32
Liability to SciSparc (included in other accounts payable)	50	-
Revenue Sharing Payment liability in connection with Additional Warrants held by Medigus (included in other account payable)	7	-
Revenue Sharing Payment liability in connection with Additional Warrants held by Pure Capital (included in other account payable)	6	-
Liability to supplier (included in other account payable) (a1)	42
	135	32